Kellner DiLeo & Co.








900 Third Avenue








10th Floor, Suite 1000








New York, NY 10022-4728

















13F File Number:


















The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.





























Person signing this report on behalf of Reporting Manager:













Name: Mr. Glen M. Friedman







Title: CFO









Phone: 212 350-0262








Signature, Place, and Date of Signing:
















Glen M.
Friedman New
York, NY
August 1, 2001

















Report Type: 13F HOLDINGS REPORT

FORM 13F SUMMARY
PAGE


















Number of other included managers: 0















Form 13F Information Table Value:





























































































NAME OF
REPORTING
MANAGER :
KELLNER,
DILEO & CO.












Fair


Investment
Discretion
Voting
ERR

Name of Issuer
Title of
CUSIP
Market
Shares or

Discretion
Authority

Price

Class
Number
Value
Principal








(thousands)
Amount



ERR

AES
Com
00130H105
(5,312)
(123,400)

SOLE
SOLE

43.050
AES Trust III
$3.375 TR
CONV
00808N202
6,712
98,700

SOLE
SOLE

68.000
Adelphia
Communications
Com
006848105
(2,054)
(50,100)

SOLE
SOLE

41.000
Adelphia
Communications
5.5% PFD
SER D
006848402
3,091
24,000

SOLE
SOLE

128.800
AMDOCS Ltd
Com
G02602103
(188)
(3,500)

SOLE
SOLE

53.850
Affiliated
Computer Svcs
Com
008190100
(3,107)
(43,200)

SOLE
SOLE

71.910
Affiliated
Computer Svcs
sb nt cv 4%
05
00819AD2
3,478
2,000

SOLE
SOLE
173.900
American
General
Com
026351106
45,461
978,700

SOLE
SOLE

46.450
American Int'l
Group
Com
026874107
(34,313)
(403,629)

SOLE
SOLE

85.010
Amerisource
Health Corp
Com
03071P102
(13,363)
(241,425)

SOLE
SOLE

55.350
Archstone
Cmntys Tr
Com
039581103
(1,844)
(71,538)

SOLE
SOLE

25.780
Bancwest Corp
Com
059790105
13,717
398,750

SOLE
SOLE

34.400
BankAtlantic
Bancorp
Com
065908501
(1,722)
(198,200)

SOLE
SOLE

8.690
BankAtlantic
Bancorp
SB DB CV
6.75% 06
065908AB1
1,763
1,153

SOLE
SOLE

152.920
Bard (C R) Inc.
Com
067383109
10,325
181,300

SOLE
SOLE

56.950
Barnes & Nobles
Com
067774109
(2,723)
(69,200)

SOLE
SOLE

39.350
Barr
Laboratories
Com
068306109
(1,075)
(15,534)

SOLE
SOLE

69.200
Bergen
Brunswig
Com
083739102
12,541
652,500

SOLE
SOLE

19.220
Biovail Corp
Com
09067J109
(14,003)
(321,900)

SOLE
SOLE

43.500
Biovail Corp
PFD
09067J208
16,350
209,700

SOLE
SOLE

77.970
CNF
Transportation
Com
12612W104
(2,754)
(97,500)

SOLE
SOLE

28.250
CNF Trust I
TECONS
SER A
12612V205
4,678
108,800

SOLE
SOLE

43.000
Calpine Corp
Com
131347106
(11,794)
(312,000)

SOLE
SOLE

37.800
Caremark
Com
141705103
(8,190)
(497,900)

SOLE
SOLE

16.450
Cendant
Com
151313103
(4,255)
(218,200)

SOLE
SOLE

19.500
Charter
Communications
Com
16117M107
(3,087)
(132,200)

SOLE
SOLE

23.350
Charter
Communications
SUB NT CV
5.75% 05
16117MAB3
4,053
3,215

SOLE
SOLE

126.050
Chevron
Com
166751107
(60,626)
(669,900)

SOLE
SOLE

90.500
Citigroup Inc.
Com
172967101
(2,576)
(48,756)

SOLE
SOLE

52.840
Citizens
Communicationa
Com
17453B101
(1,499)
(124,400)

SOLE
SOLE

12.050
Citizens Utilities
5.00%
(EPPICS)
177351202
2,173
44,100

SOLE
SOLE

49.270
Continental
Airlines
Com
210795308
(2,536)
(51,500)

SOLE
SOLE

49.250
Cummins Inc.
Com
231021106
(2,465)
(63,700)

SOLE
SOLE

38.700
Dean Foods Co.
Com
242361103
10,137
253,800

SOLE
SOLE

39.940
Dime Bancorp
Com
25429Q102
3,971
106,600

SOLE
SOLE

37.250
Duramed
Pharmaceuticals
Com
266354109
1,084
60,600

SOLE
SOLE

17.890
El Paso Energy
Com
28336L109
(3,300)
(62,800)

SOLE
SOLE

52.540
El Paso Energy
Cap Tr I
Pfd Conv
4.75%
283678209
3,998
60,500

SOLE
SOLE

66.080
Electronic Data
System
Com
285661104
(756)
(12,100)

SOLE
SOLE

62.500
Emmis Comm
Com
291525103
(2,188)
(71,150)

SOLE
SOLE

30.750
Emmis Comm
PFDCVSERA
291525202
3,143
66,750

SOLE
SOLE

47.080
Entercom
Communications
Com
293639100
(5,248)
(97,900)

SOLE
SOLE

53.610
Enzon Inc.
Com
293904108
(2,238)
(35,800)

SOLE
SOLE

62.500
Equity Office
Properties
Com
294741103
(15,804)
(499,640)

SOLE
SOLE

31.630
FirstEnergy
Com
337932107
(5,747)
(178,713)

SOLE
SOLE

32.160
GPU Inc.
Com
36225X100
10,204
290,285

SOLE
SOLE

35.150
Galileo Int'l Inc.
Com
363547100
7,092
218,200

SOLE
SOLE

32.500
Gulf Canada
Resources
Ord
40218L305
11,645
1,450,000

SOLE
SOLE

8.031
Hanover
Compressor Co.
Com
410768105
(4,494)
(135,800)

SOLE
SOLE

33.090
Heller Financial
Inc.
Cl A
423328103
(528)
(13,200)

SOLE
SOLE

40.000
Honeywell
Com
438516106
15,555
445,700

SOLE
SOLE

34.900
IBP Inc.
Com
449223106
7,320
289,900

SOLE
SOLE

25.250
IFC CAP TR III
Pfd SECS
8.75%
449498203
1,546
43,100

SOLE
SOLE

35.870
Intermedia
Comm
Com
458801107
2,701
181,300

SOLE
SOLE

14.900
Inverness Med
Technology
Com
461268104
9,550
258,100

SOLE
SOLE

37.000
Irwin Financial
Corp
Com
464119106
(1,152)
(45,800)

SOLE
SOLE

25.150
Lamar
Advertising Co.
Cl A
512815101
(2,803)
(63,700)

SOLE
SOLE

44.000
McKesson
Com
58155Q103
(1,767)
(47,600)

SOLE
SOLE

37.120
Minimed Inc.
Com
60365K108
15,658
326,200

SOLE
SOLE

48.000
Motorola Inc.
Com
620076109
(732)
(44,200)

SOLE
SOLE

16.560
Newfield
Exploration
Com
651290108
(2,805)
(87,500)

SOLE
SOLE

32.060
Newfield Finl TR
I
6.50% SerA
(QUIPS)
651291205
4,428
83,700

SOLE
SOLE

52.900
Newport News
Shipbuilding
Com
652228107
13,291
217,000

SOLE
SOLE

61.250
Niagara Mohawk
Hldgs
Com
643520106
10,189
576,000

SOLE
SOLE

17.690
Nova Corp. GA
Com
669784100
11,401
362,500

SOLE
SOLE

31.450
Owens & Minor
Com
690732102
(5,240)
(275,800)

SOLE
SOLE

19.000
PPL Corp
Com
69351T106
(242)
(4,400)

SOLE
SOLE

55.000
Pegasus
Com
705904100
(487)
(21,650)

SOLE
SOLE

22.500
Pepsico
Com
713448108
(4,819)
(109,032)

SOLE
SOLE

44.200
Philippine Long
Distance
Com
718252604
(1,472)
(104,800)

SOLE
SOLE

14.050
Phillips Pete Co.
Com
718507106
(26,260)
(460,700)

SOLE
SOLE

57.000
Pioneer Std
Electrs
Com
723877106
(6,107)
(477,100)

SOLE
SOLE

12.800
Pogo Producing
Co.
Com
730448107
(7,339)
(305,800)

SOLE
SOLE

24.000
Quaker Oats
Com
747402105
13,213
144,800

SOLE
SOLE

91.250
Ralston Purina
Com
751277302
26,117
870,000

SOLE
SOLE

30.020
Scholastic Corp.
Com
807066105
(1,274)
(28,300)

SOLE
SOLE

45.000
Sensormatic
Elec.
Com
817265101
(1,814)
(106,700)

SOLE
SOLE

17.000
Sensormatic
Elec.
PFD
1/10CV6.5%
817625200
2,797
112,693

SOLE
SOLE

24.820
Service Corp
Int'l
Com
817565104
(1,526)
(239,900)

SOLE
SOLE

6.360
Six Flags Inc.
Com
83001P109
(825)
(39,200)

SOLE
SOLE

21.040
Smith Charles E
Residential
Com
832197107
1,815
36,200

SOLE
SOLE

50.150
Smurfit-Stone
Container
Com
832727101
(873)
(53,900)

SOLE
SOLE

16.200
Smurfit-Stone
Container
7.00% Conv
Pfd
832727200
2,075
109,051

SOLE
SOLE

19.030
Spieker
Properties
Com
848497103
20,023
334,000

SOLE
SOLE

59.950
Suiza Foods
Com
865077101
(7,051)
(132,780)

SOLE
SOLE

53.100
Texaco
Com
881694103
57,994
870,000

SOLE
SOLE

66.660
Texas Industries
Com
882491103
(708)
(20,600)

SOLE
SOLE

34.390
Tosco
Com
891490302
26,967
612,200

SOLE
SOLE

44.050
Tower
Automotive
Com
891707101
(264)
(25,800)

SOLE
SOLE

10.250
Tyson Foods
Inc.
Com
902494103
(1,874)
(203,460)

SOLE
SOLE

9.210
Ultramar
Diamond
Shamrock
Com
904000106
22,264
471,200

SOLE
SOLE

47.250
Union Pac Corp
Com
907818108
(1,356)
(24,700)

SOLE
SOLE

54.910
United Rentals
Inc.
Com
911363109
(1,977)
(76,200)

SOLE
SOLE

25.950
US Bancorp Del
Com
902973304
(6,974)
(306,023)

SOLE
SOLE

22.790
Unocal Corp
Com
915289102
(567)
(16,600)

SOLE
SOLE

34.150
Valero Energy
Corp.
Com
91913Y100
(10,639)
(289,255)

SOLE
SOLE

36.780
Vodafone Group
Inc Plc New
Spon ADR
92857W100
(1,303)
(58,300)

SOLE
SOLE

22.350
Washington
Mutual
Com
939322103
(3,008)
(80,094)

SOLE
SOLE

37.550
Weatherford
International
Com
947074100
(3,806)
(79,300)

SOLE
SOLE

48.000
Western Gas
Resources Inc.
Com
958259103
(776)
(23,800)

SOLE
SOLE

32.600
Western Gas
Resources Inc.
Pfd Conv
$2.625
958259301
1,370
28,700

SOLE
SOLE

47.750
Willamette Inds.
Com
969133107
8,969
181,200

SOLE
SOLE

49.500
Wisconsin Cent
Transn Corp
Com
976592105
9,703
580,000

SOLE
SOLE

16.730
Worldcom
Group
Com
98157D106
(2,574)
(181,300)

SOLE
SOLE

14.200